LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Nov. 25, 2024 CAD ($)	Jun. 17, 2024 CAD ($)	Nov. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 17, 2024 USD ($)
LONG-TERM DEBT
Net proceeds from issuance of senior notes					$ 1,957.2	$ 2,092.5
Redeemed for cash consideration					1,900.3
5.375% Senior Notes, due June 2024
LONG-TERM DEBT
Principal amount								$ 600.0
Annual nominal interest rate								5.375%
Redeemed for cash consideration		$ 662.3
5.625% Senior Notes, due June 2025
LONG-TERM DEBT
Principal amount					$ 400.0
Annual nominal interest rate					5.625%		5.625%
5.750% Senior Notes, due January 2026
LONG-TERM DEBT
Principal amount	$ 375.0
Annual nominal interest rate	5.75%
Redeemed for cash consideration	$ 375.0
5.125% Senior Notes due April 2027
LONG-TERM DEBT
Principal amount							$ 600.0
Annual nominal interest rate					5.125%		5.125%
4.500% Senior Notes, due January 2030
LONG-TERM DEBT
Principal amount					$ 800.0
Annual nominal interest rate					4.50%		4.50%
3.125% Senior Notes, due January 2031
LONG-TERM DEBT
Principal amount					$ 650.0
Annual nominal interest rate					3.125%		3.125%
3.625% Senior Notes, due June 2028
LONG-TERM DEBT
Principal amount					$ 750.0
Annual nominal interest rate					3.625%		3.625%
3.625% Senior Notes, due June 2029
LONG-TERM DEBT
Principal amount							$ 500.0
Annual nominal interest rate					3.625%		3.625%
4.650% Senior Notes, due July 2029
LONG-TERM DEBT
Principal amount					$ 600.0
Annual nominal interest rate					4.65%		4.65%
Net proceeds from issuance of senior notes				$ 596.3
Financing costs				3.4
5.000% Senior Notes, due July 2034
LONG-TERM DEBT
Principal amount					$ 400.0
Annual nominal interest rate					5.00%		5.00%
Net proceeds from issuance of senior notes				396.3
Financing costs				$ 2.4
5.700% Senior Notes, due January 2035
LONG-TERM DEBT
Principal amount							$ 700.0
Annual nominal interest rate					5.70%		5.70%
Net proceeds from issuance of senior notes			$ 964.6
Financing costs			$ 7.8